Cover	Nov. 10, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	AVIAT NETWORKS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33278
Entity Tax Identification Number	20-5961564
Entity Address, Address Line One	200 Parker Dr., Suite C100A
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78728
City Area Code	(408)
Local Phone Number	941-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001377789
Amendment Flag	false
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AVNW
Security Exchange Name	NASDAQ
Preferred Stock
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ